ANNUAL REPORT   SEPTEMBER 30, 2000

Global Utility Fund, Inc.
Fund Type Global stock

(GRAPHIC)

Objective Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

(LOGO)

Build on the Rock

Investment Goals and Style

Global Utility Fund invests primarily in the stocks and bonds of utility companies from around the world.
The Fund seeks to provide total return, without incurring undue risk, by investing primarily in income-producing securities. There can be no assurance that the Fund will achieve its investment objective.
Investors should also keep in mind that there are special risks associated with foreign investing (such as currency fluctuations and social, political, and economic developments) and with investing in utility securities.

Geographic Concentration
Expressed as a percentage of
net assets as of 9/30/00
69.8% United States
 5.7  Canada
 4.3  United Kingdom
 2.3  Mexico
 1.8  Spain
 1.7  Korea
 1.7  Australia
 1.4  Japan
 1.3  Finland
 1.3  China
 1.2  Brazil
 1.1  France
 1.0  Italy
 1.0  Greece
 0.9  Chile
 0.9  Netherlands
 0.8  Poland
 0.8  India
 0.7  Denmark
 0.4  The Philippines
 0.4  New Zealand
 0.2  Argentina
-0.7  Liabilities in excess

Five Largest Holdings
Expressed as a percentage of
net assets as of 9/30/00
 3.9% Unicom Corp.
      Electrical Utilities
 3.9  Calpine Corp.
      Electrical Utilities
 3.6  El Paso Energy Corp.
      Gas Utilities
 3.5  SBC Communications, Inc.
      Telecommunications
 3.1  FPL Group, Inc.
      Electrical Utilities

Holdings are subject to change.


Portfolio Composition
Sectors expressed as a percentage of
net assets as of 9/30/00
39.9% Telecommunications
39.1  Electric Utilities
15.4  Gas Utilities
 2.6  Water Utilities & Other
 3.0  Cash & Equivalents
                www.prudential.com  (800) 225-1852

Performance at a Glance

Cumulative Total Returns1    As of 9/30/00

                                One         Five      Ten       Since
                                Year       Years     Years    Inception2
Class A                        0.27%       80.08%   258.51%     250.01%
Class B                       -0.42        73.63      N/A       182.31
Class C                       -0.42        73.63      N/A        94.15
Class Z                        0.56         N/A       N/A        57.54
FT/S&P Actuaries
World Utilities Index 3        1.70       111.60    308.62        **
Lipper Utility Fund Avg.4     22.65       124.99    312.03       ***

Average Annual Total Returns1        As of 9/30/00

                                One         Five      Ten       Since
                                Year       Years     Years    Inception2
Class A                        -4.74%      11.34%    13.04%     11.83%
Class B                        -5.40       11.54      N/A       11.49
Class C                        -2.40       11.44      N/A       11.18
Class Z                         0.56        N/A       N/A       12.74

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 1Source: Prudential Investments Fund Management
LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 5% for Class A shares, and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years for Class B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months.
Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.

 2Inception dates: Class A, 1/2/90; Class B,
3/18/91; Class C, 8/1/94; and Class Z, 12/16/96.
The Fund operated as a closed-end fund from its inception until February 1, 1991.

 3Source: Goldman, Sachs & Co. The Financial Times
(FT) World Utilities (all equity) Index currently comprises approximately 191 world utility stocks representing approximately 32 countries. Investors cannot invest directly in an index.

 4Lipper average returns are for all funds in each share class for the one-, five-, and ten-year periods in the Utility Fund category. Utility funds invest 65% of their equity portfolios in utility shares. The Lipper average is unmanaged.

 **The FT World Utilities (all equity) Index Since
Inception returns are 243.16% for Class A, 243.13% for Class B, 134.01% for Class C, and 88.13% for
Class Z.

 ***Lipper Since Inception returns are 275.07% for
Class A, 254.38% for Class B, 167.17% for Class C,
and 90.06% for Class Z, based on all funds in each
share class. The Lipper Since Inception returns
begin at the closest month end for each share
class.
                                   1

Global Utility Fund, Inc.

      Annual Report     September 30, 2000

INVESTMENT ADVISER'S REPORT

Global Utility Fund's Class A shares gained 0.27% for the 12 months ended September 30, 2000, compared with the 22.65% increase in the Lipper
Utility Average and a 1.70% decline in the all-equity benchmark Financial Times World Utilities
Index. The Fund's global focus and high fixed-income exposure relative to many of its competitors and the index detracted from recent performance, but we remain confident that these unique features of the Fund may benefit investors in the long run.

STRATEGY SESSION
The most recent 12-month period was marked by a volatile trend across the utility sectors we monitor. Strong performance was realized by companies with exposure to natural gas production and throughout capacity, wholesale electric generation, and energy marketing and trading.
Absent a recession, supply for new electric capacity will not catch up to demand for at least two to three years, and we are maintaining large positions in Calpine, El Paso Energy, Enron, and
Dynegy to capture the potential growth
opportunities related to this theme.

The telecommunications sector remained under pressure as the rapid commodization of the consumer long-distance business led to further declines in the shares of AT&T, Sprint, and WorldCom. Rising concerns about defaulting high-yield debt for the smaller communications companies also depressed the sector, and several planned IPOs were pulled or delayed in the hope of better market conditions.
The Regional Bell Companies (led by SBC
Communications and Verizon) held up relatively well due to their successful entry into the long-distance market and more defensive equity fundamentals.

Domestic electric utilities was the best performing
Dow Jones sector in the past 12 months (Dow Jones
Electric Index was up 48%), benefiting from a more defensive stock market and positive earnings revisions due to the increased value of electric generating capacity. We prefer large-cap utilities with competitive generating assets, including a history of well-run nuclear
          www.prudential.com  (800) 225-1852

units that should realize cost-efficiencies from pending mergers (Exelon and FPL Group). Among the mid-cap names, we like Pinnacle West and DPL because of their strong management teams and low-cost rate structure.

In the fixed-income portion of the Fund, we continue to pursue a three-part strategy. The first theme is the close scrutiny of emerging markets for investment opportunities. The emerging market theme seeks utility issuers that are potential upgrade candidates in countries with growing acceptance by the international lending community. The securities purchased in the past to implement this theme have severely hurt performance since risk premiums on issuers located within emerging countries have widened during the last two years. Our second theme is the pursuit of companies with respectable operating histories in developed markets. We consider developed countries to be ones with investment-grade ratings. A third theme is the pursuit of investments in companies that are privatizing in both developed and emerging countries. Improvements in costs and operations by these companies should result in higher credit quality. We did not find any opportunities last quarter in this category.

WHAT WENT WELL
The best performing area within the Fund was the domestic electric and gas utilities. Companies like
Calpine, Enron, Dynegy, and El Paso Energy are clear beneficiaries of the tight supply conditions in both natural gas production and electric generating capacity in the United States.

WHAT WENT NOT SO WELL
Virtually every international telephone company and
the domestic telecoms with exposure to consumer
long-distance declined over the most recent
12-month period. International carriers that bid
aggressively for next generation wireless licenses,
like KPN, hurt relative performance. Results were
also hurt by international holdings in Korea
Telecom, Videsh Sanchar Nigam Limited, and Nippon
Telephone & Telegraph. Domestic holdings that hurt
performance included Sprint, WorldCom, and
McLeod*USA.
                                      3

Global Utility Fund, Inc.

    Annual Report     September 30, 2000

LOOKING AHEAD
Our overweight in telecommunications and large exposure to international companies have been damaging to performance relative to the Lipper
Utility Average, but the 21.2% the Financial
Times/S&P Actuaries World Utilities Index over the past six months indicates that there were very few places to hide overseas. The domestic telecom market was equally depressed, and negative earnings revisions by both AT&T and WorldCom in early
October indicate that we have not seen the bottom yet.

The international electric and gas markets remain dramatically different than the domestic utility industry. Europe and Asia generally have excess capacity, and the larger players seem more concerned with market share gains and protecting their monopoly franchise than creating shareholder value. The domestic market, along with the United
Kingdom, is much farther along with deregulation, and has more visible opportunities for earnings growth and pricing volatility.

We continue to look for new investment
opportunities in the volatile global utilities sector. The volatility across the group in the past
18 months has been unprecedented, and the sharp decline in telecom valuations was unforeseen by most investors. We will remain cautious in looking for companies with competitive assets and management strategies positioned for growth.

Global Utility Fund Management Team

       Global Utility Fund, Inc.
             Portfolio of Investments as of September 30, 2000

Shares         Description                                        US$ Value [ZW]
(Note 1)
                                                                  [ZW]
--------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  97.0%
Common Stocks  75.6%
-------------------------------------------------------------------------------------
Electrical Utilities  26.1%
      80,600   Calpine Corp.(a)                                      $       [ZW]
8,412,625
       7,100   Capstone Turbine Corp.(a)                                       [ZW]
491,675
     100,000   CMS Energy Corp.                                              [ZW]
2,693,750
      60,000   Constellation Energy Group                                    [ZW]
2,985,000
     180,000   Companhia Paranaense de Energia-COPEL
                (ADR-Preferred B Shares) (Brazil)                            [ZW]
1,597,500
     104,347   DPL, Inc.                                                     [ZW]
3,104,323
     200,000   Endesa SA (ADR) (Spain)                                       [ZW]
3,750,000
     187,800   Espoon Sahko Oyj (ADR) (Finland)                              [ZW]
2,817,225
     100,000   FPL Group, Inc.                                               [ZW]
6,575,000
     160,000   Montana Power Co.                                             [ZW]
5,340,000
     105,000   Pinnacle West Capital Corp.                                   [ZW]
5,341,875
     250,000   Scottish Power PLC (ADR) (United Kingdom)                     [ZW]
1,932,330
     277,300   Shandong Huaneng Power Ltd. (ADR) (China)                     [ZW]
2,113,026
       6,500   Southern Energy, Inc.(a)                                        [ZW]
203,938
     150,000   Unicom Corp.                                                  [ZW]
8,428,125
                                                                  [ZW]
--------------------
                                                                            [ZW]
55,786,392
-------------------------------------------------------------------------------------
Gas Utilities  14.8%
     359,459   Australian Gas Light Co. (Australia)                          [ZW]
1,992,893
      50,000   Dynegy, Inc. (Class A shares)                                 [ZW]
2,850,000
     125,000   El Paso Energy Corp.                                          [ZW]
7,703,125
      75,000   Enron Corp.                                                   [ZW]
6,571,875
      20,000   Equitable Resources, Inc.                                     [ZW]
1,267,500
      50,000   MCN Energy Group, Inc.                                        [ZW]
1,281,250
     200,000   TransCanada Pipelines Ltd. (Canada)                           [ZW]
1,880,149
     250,000   Westcoast Energy, Inc. (Canada)                               [ZW]
4,758,504
      75,000   Williams Companies, Inc.                                      [ZW]
3,168,750
                                                                  [ZW]
--------------------
                                                                            [ZW]
31,474,046

    See Notes to Financial Statements                                      5

       Global Utility Fund, Inc.
             Portfolio of Investments as of September 30, 2000 Cont'd.

Shares         Description                                        US$ Value [ZW]
(Note 1)
--------------------------------------------------------------------------------------------
                                                                  [ZW]
Telecommunications  32.6%
      50,000   ALLTEL Corp.                                          $       [ZW]
2,609,375
      60,000   AT&T Corp.                                                    [ZW]
1,762,500
      32,200   China Unicom Ltd. (ADR) (China)(a)                              [ZW]
702,363
     101,096   Compania de Telecomunicaciones de Chile, SA
                (ADR) (Chile)                                                [ZW]
1,756,543
       2,700   Flag Telecom Hldgs. Ltd.(a)                                      [ZW]
29,700
     111,222   Hellenic Telecommunications Organization SA
                (Greece)(a)                                                  [ZW]
2,121,094
      87,282   Koninklijke KPN NV (Netherlands)                              [ZW]
1,893,904
     110,000   Korea Telecom Corp. (ADR) (Korea)                             [ZW]
3,698,750
     280,600   McLeodUSA, Inc.(a)                                            [ZW]
4,016,088
      75,000   Nextel Communications, Inc.(a)                                [ZW]
3,506,250
      60,000   Nippon Telegraph & Telephone Corp. (ADR) (Japan)              [ZW]
2,940,000
      31,407   Nortel Networks Corp. (Canada)                                [ZW]
1,870,679
      85,040   NTL, Inc.(a)                                                  [ZW]
3,938,415
      86,466   Qwest Communications Intl., Inc.(a)                           [ZW]
4,155,772
     150,000   SBC Communications, Inc.                                      [ZW]
7,500,000
      65,000   Sprint Corp.                                                  [ZW]
1,905,313
      50,000   Tele Danmark (ADR) (Denmark)                                  [ZW]
1,406,250
      40,000   Telecom Corp. of New Zealand Ltd. (ADR) (New
                Zealand)                                                       [ZW]
800,000
      85,000   Telefonos de Mexico SA (ADR - Class L Shares)
                (Mexico)                                                     [ZW]
4,520,937
     331,100   Telekomunikacja Polska SA (GDR) (Poland)                      [ZW]
1,775,027
     361,774   Telstra Corp. Ltd. (Australia)                                  [ZW]
592,111
      25,000   TELUS Corp. (Non-Voting) (Canada)(a)                            [ZW]
649,416
      75,000   TELUS Corp. (Voting) (Canada)(a)                              [ZW]
2,018,004
     220,000   Videsh Sanchar Nigam Ltd. (GDR) (India)                       [ZW]
1,760,000
     100,000   Vodafone Group PLC (ADR) (United Kingdom)                     [ZW]
3,700,000
      30,000   VoiceStream Wireless Corp.(a)                                 [ZW]
3,481,875
     150,000   WorldCom, Inc.(a)                                             [ZW]
4,556,250
                                                                  [ZW]
--------------------
                                                                            [ZW]
69,666,616

    6                                      See Notes to Financial Statements

       Global Utility Fund, Inc.
             Portfolio of Investments as of September 30, 2000 Cont'd.

Shares         Description                                        US$ Value [ZW]
(Note 1)
--------------------------------------------------------------------------------------------
                                                                  [ZW]
Water Utilities & Other  2.1%
      41,000   ENI SpA (ADR) (Italy)                                 $       [ZW]
2,170,437
      15,000   Suez Lyonnaise des Eaux SA (France)                           [ZW]
2,317,131
                                                                  [ZW]
--------------------
                                                                             [ZW]
4,487,568
                                                                  [ZW]
--------------------
               Total common stocks (cost $133,471,783)                     [ZW]
161,414,622
                                                                  [ZW]
--------------------

                                                                      [ZW]
DEBT OBLIGATIONS  21.4%
Corporate Bonds  20.9%

Moody's          Principal
Rating           Amount
(Unaudited)      (000)            Description
------------------------------------------------------------------------------------------------
                                                                      [ZW]
Electrical Utilities  13.8%
                                  Alabama Power Co.,
A2               $    1,000        5.35%, 11/15/03, Ser. [ZW]
I                         952,860
                                  Appalachian Power Co.,
Baa1                  1,000        6.60%, 5/1/09, Ser. [ZW]
C                           925,840
                                  Arizona Public Service Co.,
Baa2                  1,000        6.25%, [ZW]
1/15/05                                  958,770
                                  Carolina Power & Light Co.,
A2                    1,000        5.95%, [ZW]
3/1/09                                   904,470
                                  Cleveland Elec. Illum. Co.,
Baa3                  1,000        7.43%, [ZW]
11/1/09                                  977,000
                                  CMS Energy Corp.,
BB(c)                 1,000        8.125%, [ZW]
5/15/02                                 992,860
                                  Compania De Transporte Energetica
                                   (Brazil),
BBB-(c)               1,000(b)     9.25%, [ZW]
4/1/08                                   910,000
                                  Consolidated Edison Co. of NY,
                                   Inc.,
A1                    1,000        7.625%, [ZW]
3/1/04                                1,020,910
                                  El Paso Electric Co.,
Baa3                  1,000        8.25%, 2/1/03, Ser. [ZW]
C                         1,010,770
                                  Empresa Electrica del Norte
                                   Grande SA (Chile),
B1                    1,000(b)     7.75%, [ZW]
3/15/06                                  320,000

    See Notes to Financial Statements                                      7

       Global Utility Fund, Inc.
             Portfolio of Investments as of September 30, 2000 Cont'd.

Moody's          Principal
Rating           Amount
(Unaudited)      (000)            Description                         US$ Value [ZW]
(Note 1)
------------------------------------------------------------------------------------------------
                                                                      [ZW]
                                  Florida Power Corp.,
Aa3              $      500        6.00%, 7/1/03                         [ZW]
$         490,475
                                  Gulf States Utilities Co.,
Baa3                  1,000        8.25%, [ZW]
4/1/04                                 1,028,430
                                  Hyder PLC (United Kingdom),
Baa2                  1,000(b)     6.875%, [ZW]
12/15/07                                868,894
                                  Inversora Electrica Buenos Aires
                                   SA (Argentina),
B+(c)                 1,000(b)     9.00%, [ZW]
9/16/04                                  350,000
                                  Niagara Mohawk Power Corp.,
Baa3                  1,000        7.75%, 10/1/08, Ser. [ZW]
G                        1,002,870
                                  Northern States Power Co.,
Aa3                   1,000        6.50%, [ZW]
3/1/28                                   867,050
                                  NRG Energy, Inc.,
Baa3                  1,000        7.50%, [ZW]
6/15/07                                  955,720
                                  Pennsylvania Electric Co.,
A2                    1,000        6.125%, 4/1/09, Ser. [ZW]
B                          906,790
                                  Philadelphia Electric Co.,
A(c)                  1,000        6.50%, [ZW]
5/1/03                                   984,230
                                  PP&L Capital Funding, Inc.,
Baa2                  1,000        6.79%, [ZW]
11/22/04                                 992,910
                                  Public Service Co.,
Baa3                  1,000        7.10%, [ZW]
8/1/05                                   976,510
Baa1                  1,000       6.875%, [ZW]
7/15/09                                  953,080
                                  Puget Sound Energy, Inc.,
Baa1                  1,000        6.46%, [ZW]
3/9/09                                   929,940
                                  Quebec Hydro.,
A2                    1,000(b)     7.50%, 4/1/16 [ZW]
(Canada)                        1,017,070
                                  Southern Investments PLC
                                   (United Kingdom),
Baa1                  1,000(b)     6.80%, [ZW]
12/1/06                                  919,850
                                  Tampa Electric Co.,
Aa2                   1,000        7.75%, [ZW]
11/1/22                                  978,330
                                  Texas Utilities Electric Co.,
A3                    1,000        8.25%, [ZW]
4/1/04                                 1,040,080
                                  TXU Australia Hldgs. Ltd.
                                   (Australia),
BBB+(c)               1,000(b)     6.75%, [ZW]
12/1/06                                  969,420

    8                                      See Notes to Financial Statements

       Global Utility Fund, Inc.
             Portfolio of Investments as of September 30, 2000 Cont'd.

Moody's          Principal
Rating           Amount
(Unaudited)      (000)            Description                         US$ Value [ZW]
(Note 1)
------------------------------------------------------------------------------------------------
                                                                      [ZW]
                                  United Utilities PLC (United
                                   Kingdom),
A3               $    1,000(b)     6.45%, 4/1/08                         [ZW]
$         903,410
                                  Virginia Electric Power Co.,
A2                    1,000        6.625%, [ZW]
4/1/03                                  995,050
                                  Wisconsin Electric Power Co.,
Aa3                   1,000        6.625%, [ZW]
11/15/06                                971,370
                                  Wisconsin Power & Light Co.,
Aa3                     500        5.70%, [ZW]
10/15/08                                 445,400
                                  Yorkshire Power Finance Ltd.
                                   (United Kingdom),
Baa2                  1,000(b)     6.496%, [ZW]
2/25/08                                 906,910
                                                                      [ZW]
--------------------
                                                                                [ZW]
29,427,269
-------------------------------------------------------------------------------------
Gas Distribution & Other Industries  0.6%
                                  El Paso Natural Gas Co.,
Baa1                  1,000        7.50%, [ZW]
11/15/26                                 950,640
                                  Wisconsin Gas Co.,
Aa2                     535        5.50%, [ZW]
1/15/09                                  481,757
                                                                      [ZW]
--------------------
                                                                                 [ZW]
1,432,397
-------------------------------------------------------------------------------------
Telecommunications, Media & Related Industries  6.5%
                                  AES Corp.,
Ba3                   1,000        8.375%, [ZW]
8/15/07                                 950,000
                                  Alestra (Mexico),
BB-(c)                  500(b)     12.125%, [ZW]
5/15/06                                486,250
                                  AT&T Corp.,
AA-(c)                1,000        7.75%, [ZW]
3/1/07                                 1,026,070
                                  Century Telephone Enterprises,
                                   Inc.,
BBB+(c)               1,000        6.30%, [ZW]
1/15/08                                  903,080
                                  Flag Telecom Holdings Ltd.,
Ba3                     500        8.25%, [ZW]
1/30/08                                  440,000
                                  Global Crossing Hldgs. Ltd.,
Ba2                     500        9.125%, [ZW]
11/15/06                                495,000
                                  GTE Corp.,
A2                    1,000        7.51%, [ZW]
4/1/09                                 1,003,650
                                  Indiana Bell Telephone Co., Inc.,
Aa2                   1,000        7.30%, [ZW]
8/15/26                                  917,070

    See Notes to Financial Statements                                      9

       Global Utility Fund, Inc.
             Portfolio of Investments as of September 30, 2000 Cont'd.

Moody's          Principal
Rating           Amount
(Unaudited)      (000)            Description                         US$ Value [ZW]
(Note 1)
------------------------------------------------------------------------------------------------
                                                                      [ZW]
                                  Level 3 Communications, Inc.,
B(c)             $      500        11.00%, 3/15/08                       [ZW]
$         475,000
                                  New Jersey Bell Telephone Co.,
Aa2                   1,000        8.00%, [ZW]
6/1/22                                   993,020
                                  New York Telephone Co.,
A1                    1,000        6.00%, [ZW]
4/15/08                                  922,650
                                  Nextel Communications,
B1                      500        9.375%, [ZW]
11/15/09                                490,000
                                  Pacific Bell Corp.,
Aa3                   1,000        6.625%, [ZW]
11/1/09                                 952,140
                                  Philippine Long Distance
                                   Telephone Co. (The Philippines),
BB+(c)                1,000(b)     9.25%, [ZW]
6/30/06                                  898,750
                                  Sprint Capital Corp.,
Baa1                  1,000        5.70%, [ZW]
11/15/03                                 956,350
                                  Telecomunicaciones de Puerto
                                   Rico,
BBB(c)                1,000        6.65%, [ZW]
5/15/06                                  955,240
                                  Worldcom, Inc.,
A3                    1,000        6.40%, [ZW]
8/15/05                                  973,750
                                                                      [ZW]
--------------------
                                                                                [ZW]
13,838,020
                                                                      [ZW]
--------------------
                                  Total corporate bonds
                                   (cost $48,530,114)                           [ZW]
44,697,686
                                                                      [ZW]
--------------------
-----------------------------------------------------------------------------------
U.S. Government Obligations    0.5%
                                  United States Treasury Notes.,
                                   5.75%, 8/15/03
Aaa                   1,000        (cost [ZW]
$1,021,094)                               994,370
                                                                      [ZW]
--------------------
                                  Total debt obligations
                                   (cost $49,551,208)                           [ZW]
45,692,056
                                                                      [ZW]
--------------------
                                  Total long-term investments
                                   (cost $183,022,991)                         [ZW]
207,106,678
                                                                      [ZW]
--------------------

    10                                     See Notes to Financial Statements

       Global Utility Fund, Inc.
             Portfolio of Investments as of September 30, 2000 Cont'd.

Moody's          Principal
Rating           Amount
(Unaudited)      (000)            Description                         US$ Value [ZW]
(Note 1)
------------------------------------------------------------------------------------------------
                                                                      <C[ZW]
>
Repurchase Agreement  3.7%
                                  Lehman Brothers Hldgs., Inc.
                                   6.53% due 10/02/00 in the amount
                                   of $7,991,346 (cost $7,987,000;
                                   collateralized by $14,695,000
                                   U.S. Treasury Bonds, Zero
                                   Coupon, due 5/15/10, value of
                                   collateral including interest
                 $    7,987        $8,239,927)                           [ZW]
$       7,987,000
                                                                      [ZW]
--------------------
                                  Total Investments  100.7%
                                   (cost $191,009,991; Note 4)                 [ZW]
215,093,678
                                  Liabilities in excess of other
                                   assets  (0.7%)                               [ZW]
(1,554,129)
                                                                      [ZW]
--------------------
                                  Net Assets  100%                       $     [ZW]
213,539,549
                                                                      [ZW]
--------------------
                                                                      [ZW]
--------------------

--------------------------------------------------------------------------------
(a) Non-income-producing security.
(b) US$ Denominated Bonds.
(c) Standard & Poor's rating.
ADR--American Depository Receipts.
GDR--Global Depository Receipts.
NV--Naamkee Vennootachap (Dutch Corporation).
PLC--Public Limited Company.
Oyj--Jalkinen Osakeyhtio (Finnish Corporation)
SA--Sociedad Anonima (Spanish Corporation) or Societe Anonyme (French Corporation).
SpA--Societe par Atione (Italian Corporation).
    See Notes to Financial Statements                                     11

       Global Utility Fund, Inc.
             Statement of Assets and Liabilities

                                                                September 30, [ZW]
2000
                                                                [ZW]
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $191,009,991)                          $215,093,678
Foreign currency, at value (cost $124,509)                              122,889
Dividends and interest receivable                                     1,448,017
Receivable for Fund shares sold                                          44,745
Deferred expenses and other assets                                        6,317
                                                                [ZW]
------------------
      Total assets                                                  216,715,646
                                                                [ZW]
------------------
LIABILITIES
Payable to custodian                                                     23,035
Payable for Fund shares reacquired                                    2,398,226
Accrued expenses                                                        366,498
Payable for investments purchased                                       143,000
Management fee payable                                                  127,770
Distribution fee payable                                                 88,558
Withholding taxes payable                                                29,010
                                                                [ZW]
------------------
      Total liabilities                                               3,176,097
                                                                [ZW]
------------------
NET ASSETS                                                         $213,539,549
                                                                [ZW]
------------------
                                                                [ZW]
------------------
Net assets were comprised of:
   Common stock, at par                                            $     13,675
   Paid-in capital in excess of par                                 148,343,178
                                                                [ZW]
------------------
                                                                    148,356,853
   Accumulated undistributed net investment income                    1,247,646
   Accumulated net realized gains on investments and
      foreign currency transactions                                  39,856,019
   Net unrealized appreciation on investments and foreign
      currencies                                                     24,079,031
                                                                [ZW]
------------------
Net assets, September 30, 2000                                     $213,539,549
                                                                [ZW]
------------------
                                                                [ZW]
------------------

    12                                     See Notes to Financial Statements

       Global Utility Fund, Inc.
             Statement of Assets and Liabilities Cont'd.

                                                                September 30, [ZW]
2000
                                                                [ZW]
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($140,736,073 / 9,015,012 shares of common stock issued
      and outstanding)                                                   $15.61
   Maximum sales charge (5.00% of offering price)                           .82
   Maximum offering price to public                                      $16.43
                                                                [ZW]
------------------
                                                                [ZW]
------------------
Class B:
   Net asset value, offering price and redemption price per
      share ($66,648,068 / 4,265,469 shares of common stock
      issued and outstanding)                                            $15.63
                                                                [ZW]
------------------
                                                                [ZW]
------------------
Class C:
   Net asset value and redemption price per share ($947,635 /
      60,634 shares of common stock issued and outstanding)              $15.63
   Sales charge (1.00% of offering price)                                   .16
   Offering price to public                                              $15.79
                                                                [ZW]
------------------
                                                                [ZW]
------------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($5,207,773 / 333,551 shares of common stock
      issued and outstanding)                                            $15.61
                                                                [ZW]
------------------
                                                                [ZW]
------------------

    See Notes to Financial Statements                                     13

       Global Utility Fund, Inc.
             Statement of Operations

                                                                       Year
                                                                      Ended
                                                                September 30, [ZW]
2000
                                                                [ZW]
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Dividends (net of foreign withholding taxes of $233,074)        $  5,495,059
   Interest (net of foreign withholding taxes of $1,122)              4,400,593
                                                                [ZW]
------------------
      Total income                                                    9,895,652
                                                                [ZW]
------------------
Expenses
   Management fee                                                     1,786,869
   Distribution fee--Class A                                            345,603
   Distribution fee--Class B                                          1,107,688
   Distribution fee--Class C                                             11,304
   Transfer agent's fees and expenses                                   320,000
   Custodian's fees and expenses                                        180,000
   Reports to shareholders                                              125,000
   Legal fees and expenses                                               60,000
   Registration fees                                                     43,000
   Audit fee                                                             33,000
   Directors' fees and expenses                                          25,000
   Insurance                                                              4,000
   Miscellaneous                                                         10,475
                                                                [ZW]
------------------
      Total expenses                                                  4,051,939
                                                                [ZW]
------------------
Net investment income                                                 5,843,713
                                                                [ZW]
------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
   Investment transactions                                           58,074,774
   Foreign currency transactions                                        (13,673)
                                                                [ZW]
------------------
                                                                     58,061,101
                                                                [ZW]
------------------
Net change in unrealized appreciation/depreciation on:
   Investments                                                      (59,688,298)
   Foreign currencies                                                   (12,139)
                                                                [ZW]
------------------
                                                                    (59,700,437)
                                                                [ZW]
------------------
Net loss on investments and foreign currencies                       (1,639,336)
                                                                [ZW]
------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  4,204,377
                                                                [ZW]
------------------
                                                                [ZW]
------------------

    14                                     See Notes to Financial Statements

       Global Utility Fund, Inc.
             Statement of Changes in Net Assets

                                                   Year                  Year
                                                  Ended                 Ended
                                            September 30, 2000    September 30, [ZW]
1999
                                                                  [ZW]
------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS
Operations
   Net investment income                       $  5,843,713          $  5,513,314
   Net realized gain on investment and
      foreign currency transactions              58,061,101            29,188,396
   Net change in unrealized
      appreciation/depreciation of
      investments and foreign currencies        (59,700,437)            6,993,940
                                            ------------------    [ZW]
------------------
   Net increase in net assets resulting
      from operations                             4,204,377            41,695,650
                                            ------------------    [ZW]
------------------
Dividends and distributions (Note 1)
   Dividends from net investment income
      Class A                                    (3,281,780)           [ZW]
(2,818,425)
      Class B                                    (1,436,038)           [ZW]
(1,980,640)
      Class C                                       (15,776)              [ZW]
(16,127)
      Class Z                                      (165,534)             [ZW]
(155,936)
                                            ------------------    [ZW]
------------------
                                                 (4,899,128)           [ZW]
(4,971,128)
                                            ------------------    [ZW]
------------------
   Distributions from net realized gains
      Class A                                   (16,339,591)          [ZW]
(13,406,633)
      Class B                                   (15,377,368)          [ZW]
(15,777,009)
      Class C                                      (129,077)             [ZW]
(109,977)
      Class Z                                      (800,929)             [ZW]
(641,421)
                                            ------------------    [ZW]
------------------
                                                (32,646,965)          [ZW]
(29,935,040)
                                            ------------------    [ZW]
------------------
Fund share transactions (net of share
   conversions) (Note 5)
   Net proceeds from shares sold                 28,296,701            37,013,685
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                              31,763,702            29,276,900
   Cost of shares reacquired                    (93,202,959)          [ZW]
(78,296,960)
                                            ------------------    [ZW]
------------------
Net decrease in net assets from Fund
   share transactions                           (33,142,556)          [ZW]
(12,006,375)
                                            ------------------    [ZW]
------------------
Total decrease                                  (66,484,272)           [ZW]
(5,216,893)
NET ASSETS
Beginning of period                             280,023,821           285,240,714
                                            ------------------    [ZW]
------------------
End of period(a)                               $213,539,549          $280,023,821
                                            ------------------    [ZW]
------------------
                                            ------------------    [ZW]
------------------
---------------
(a) Includes undistributed net investment
    income of                                  $  1,247,646          $    594,864
                                            ------------------    [ZW]
------------------

    See Notes to Financial Statements                                     15

       Global Utility Fund, Inc.
             Notes to Financial Statements

      Global Utility Fund, Inc. (the 'Fund') is an open-end diversified management investment company. The Fund seeks to achieve its investment objective of obtaining a high total return, without incurring undue risk, by investing primarily in common stocks, debt securities and preferred stocks of domestic and foreign companies in the utility industries. Debt securities in which the Fund invests are generally within the four highest ratings categories of a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific country or industry.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation:    In valuing the Fund's assets, quotations of
foreign securities in a foreign currency are converted to U.S. dollar equivalents at the then current exchange rate. Any security for which the primary market is on an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices provided by an independent pricing service or by principal market makers. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities--at the closing rates of exchange.
    16

       Global Utility Fund, Inc.
             Notes to Financial Statements Cont'd.

      (ii) purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at fiscal period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities sold during the fiscal period. Accordingly, realized foreign currency gains (losses) are included in the reported net realized gain on investment transactions.

      The Fund recognizes foreign currency gains and losses from the holding of foreign currencies, the sales and maturities of short-term securities and forward currency contracts, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent of amounts actually received or paid.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

      Securities Transactions and Net Investment Income:    Security
transactions are recorded on the trade date. Realized gains and losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and original issue discounts on purchases of debt securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Federal Income Taxes:    It is the Fund's policy to continue to meet the
requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends and interest are provided in accordance with the Fund's understanding of the applicable country's tax rules and rates.
                                                                          17

       Global Utility Fund, Inc.
             Notes to Financial Statements Cont'd.

      Dividends and Distributions:    Dividends from net investment income are
declared and paid quarterly. The Fund will distribute at least annually any net capital gains in excess of loss carryforwards. Dividends and distributions are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for wash sales and foreign currency transactions.

      Reclassification of Capital Accounts: The Fund accounts for and reports distributions to shareholders in accordance with the American Institute of Certified Public Accountants (AICPA) Statement of Position 93-2: Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to decrease undistributed net investment income by $291,803, increase paid in capital in excess of par by $12,947,159 and decrease accumulated net realized gains on investments by $12,655,356 due to the Fund treating redemptions as distributions for federal income tax purposes and net realized foreign currency losses during the fiscal year ended September 30, 2000. Net investment income, net realized gains and net assets were not affected by this change.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with Wellington Management Company, LLP ('Wellington'); Wellington furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid PIFM is computed daily and payable monthly at an annual rate of .70% of the Fund's average daily net assets up to and including $250 million, .55% of the Fund's average daily net assets of the next $250 million, .50% of the Fund's average daily net assets of the next $500 million and .45% of the Fund's average daily net assets in excess of $1 billion. Pursuant to the subadvisory agreement, PIFM compensates Wellington for its services at an annual rate of .50% of the Fund's average daily net assets up to and including $250 million, .35% of the Fund's average daily net assets of the next $250 million, .30% of the Fund's average daily net
    18

       Global Utility Fund, Inc.
             Notes to Financial Statements Cont'd.

assets of the next $500 million and .25% of the Fund's average daily net assets in excess of $1 billion.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, Class B and Class C Plans'), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively, for the year ended September 30, 2000.

      PIMS has advised the Fund that it received approximately $26,100 and $1,400 in front-end sales charges resulting from sales of Class A and Class C shares during the year ended September 30, 2000. From these fees PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the year ended September 30, 2000 it received approximately $84,600 and $700 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PIMS and PIFM are wholly owned subsidiaries of The Prudential Insurance Company of America.

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings will be at market rates. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. Prior to March 9, 2000, the commitment fee was .065 of 1% of the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to the SCA during the year ended September 30, 2000.
                                                                          19

       Global Utility Fund, Inc.
             Notes to Financial Statements Cont'd.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent and during the year ended September 30, 2000, the Fund incurred fees of approximately $273,500 for the services of PMFS. As of September 30, 2000, approximately $18,400 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

      For the year ended September 30, 2000, Prudential Securities Incorporated, an indirect wholly owned subsidiary of Prudential, earned $16,300 in brokerage commissions from portfolio transactions on behalf of the Fund.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the year ended September 30, 2000 were $121,625,859 and $180,276,671, respectively.

      The cost basis of investments for federal income tax purposes is substantially the same for financial reporting purposes and, accordingly, as of September 30, 2000, net unrealized appreciation for federal income tax purposes was $24,083,687 (gross unrealized appreciation--$47,729,681; gross unrealized depreciation--$23,645,994).

      The Fund has elected to treat approximately $29,742 of net foreign currency losses incurred in the eleven months ended September 30, 2000 as having been incurred in the following fiscal year.

Note 5. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with an initial sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized 2 billion shares of common stock at $.001 par value per share equally divided into Class A, B, C and Z shares.
    20

       Global Utility Fund, Inc.
             Notes to Financial Statements Cont'd.

      Transactions in shares of common stock were as follows:

Class A                                                       Shares          [ZW]
Amount
----------------------------------------------------------  -----------    [ZW]
-------------
Year ended September 30, 2000:
Shares sold                                                     892,189    $  [ZW]
14,814,086
Shares issued in reinvestment of dividends and
  distributions                                                 894,963       [ZW]
15,174,944
Shares reacquired                                            (2,796,776)     [ZW]
(47,255,396)
                                                            -----------    [ZW]
-------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (1,009,624)     [ZW]
(17,266,366)
Shares issued upon conversion from Class B                    2,261,622       [ZW]
37,564,883
                                                            -----------    [ZW]
-------------
Net increase (decrease) in shares outstanding                 1,251,998    $  [ZW]
20,298,517
                                                            -----------    [ZW]
-------------
                                                            -----------    [ZW]
-------------
Year ended September 30, 1999:
Shares sold                                                     874,576    $  [ZW]
16,047,074
Shares issued in reinvestment of dividends and
  distributions                                                 708,621       [ZW]
12,158,388
Shares reacquired                                            (1,520,250)     [ZW]
(27,731,764)
                                                            -----------    [ZW]
-------------
Net increase (decrease) in shares outstanding before
  conversion                                                     [ZW]
62,947          473,698
Shares issued upon conversion from Class B                      715,401       [ZW]
13,239,554
                                                            -----------    [ZW]
-------------
Net increase (decrease) in shares outstanding                   778,348    $  [ZW]
13,713,252
                                                            -----------    [ZW]
-------------
                                                            -----------    [ZW]
-------------
Class B
----------------------------------------------------------
Year ended September 30, 2000:
Shares sold                                                     312,132    $   [ZW]
5,435,464
Shares issued in reinvestment of dividends and
  distributions                                                 908,974       [ZW]
15,486,409
Shares reacquired                                            (2,076,403)     [ZW]
(35,841,226)
                                                            -----------    [ZW]
-------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (855,297)     [ZW]
(14,919,353)
Shares reacquired upon conversion into Class A               (2,263,127)     [ZW]
(37,564,883)
                                                            -----------    [ZW]
-------------
Net increase (decrease) in shares outstanding                (3,118,424)   $ [ZW]
(52,484,236)
                                                            -----------    [ZW]
-------------
                                                            -----------    [ZW]
-------------
Year ended September 30, 1999:
Shares sold                                                     661,124    $  [ZW]
12,049,586
Shares issued in reinvestment of dividends and
  distributions                                                 946,862       [ZW]
16,199,281
Shares reacquired                                            (2,278,722)     [ZW]
(41,623,502)
                                                            -----------    [ZW]
-------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (670,736)     [ZW]
(13,374,635)
Shares reacquired upon conversion into Class A                 (716,563)     [ZW]
(13,239,554)
                                                            -----------    [ZW]
-------------
Net increase (decrease) in shares outstanding                (1,387,299)   $ [ZW]
(26,614,189)
                                                            -----------    [ZW]
-------------
                                                            -----------    [ZW]
-------------

                                                                          21

       Global Utility Fund, Inc.
             Notes to Financial Statements Cont'd.

Class C                                                       Shares          [ZW]
Amount
----------------------------------------------------------  -----------    [ZW]
-------------
Year ended September 30, 2000:
Shares sold                                                     369,362    $   [ZW]
6,471,258
Shares issued in reinvestment of dividends and
  distributions                                                   [ZW]
8,125          138,179
Shares reacquired                                              (397,800)      [ZW]
(7,004,050)
                                                            -----------    [ZW]
-------------
Net increase (decrease) in shares outstanding                   (20,313)   $    [ZW]
(394,613)
                                                            -----------    [ZW]
-------------
                                                            -----------    [ZW]
-------------
Year ended September 30, 1999:
Shares sold                                                     408,004    $   [ZW]
7,449,727
Shares issued in reinvestment of dividends and
  distributions                                                   [ZW]
7,015          120,147
Shares reacquired                                              (388,275)      [ZW]
(7,080,380)
                                                            -----------    [ZW]
-------------
Net increase (decrease) in shares outstanding                    26,744    [ZW]
$     489,494
                                                            -----------    [ZW]
-------------
                                                            -----------    [ZW]
-------------
Class Z
----------------------------------------------------------
Year ended September 30, 2000:
Shares sold                                                      91,728    $   [ZW]
1,575,893
Shares issued in reinvestment of dividends and
  distributions                                                  [ZW]
56,760          964,170
Shares reacquired                                              (182,943)      [ZW]
(3,102,287)
                                                            -----------    [ZW]
-------------
Net increase (decrease) in shares outstanding                   (34,455)   $    [ZW]
(562,224)
                                                            -----------    [ZW]
-------------
                                                            -----------    [ZW]
-------------
Year ended September 30, 1999:
Shares sold                                                      80,233    $   [ZW]
1,467,298
Shares issued in reinvestment of dividends and
  distributions                                                  [ZW]
46,480          799,084
Shares reacquired                                              (101,821)      [ZW]
(1,861,314)
                                                            -----------    [ZW]
-------------
Net increase (decrease) in shares outstanding                    24,892    [ZW]
$     405,068
                                                            -----------    [ZW]
-------------
                                                            -----------    [ZW]
-------------

       Global Utility Fund, Inc

 Financial
           Highlights

       Global Utility Fund, Inc.
             Financial Highlights

                                                                     Class A
                                                                [ZW]
------------------
                                                                    Year Ended
                                                                September 30, [ZW]
2000
----------------------------------------------------------------------------------------
                                                                [ZW]
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                   $  17.95
                                                                   ----------
Income from investment operations
Net investment income                                                    0.44(b)
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                        (0.21)
                                                                   ----------
      Total from investment operations                                   0.23
                                                                   ----------
Less distributions
Dividends from net investment income                                    (0.40)
Distributions in excess of net investment income                           --
Distributions from net realized gains                                   (2.17)
                                                                   ----------
      Total distributions                                               (2.57)
                                                                   ----------
Net asset value, end of year                                         $  15.61
                                                                   ----------
                                                                   ----------
TOTAL RETURN(a)                                                          0.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                        $140,736
Average net assets (000)                                             $138,241
Ratios to average net assets:
   Expenses, including distribution fees                                 1.26%
   Expenses, excluding distribution fees                                 1.01%
   Net investment income                                                 2.59%
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                 49%

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(b) Calculated based upon weighted average shares outstanding during the year.
    24                                     See Notes to Financial Statements

       Global Utility Fund, Inc.
             Financial Highlights Cont'd.

                                       Class A
-------------------------------------------------------------------------------------
                               Year Ended Sepember 30,
-------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996
-------------------------------------------------------------------------------------
                                                               [ZW]
    $  17.66             $  17.52             $  15.03             $  14.72
----------------     ----------------     ----------------     ----------------
         .41(b)               .46(b)               .49                  .51
        2.15                 1.67                 3.34                  .73
----------------     ----------------     ----------------     ----------------
        2.56                 2.13                 3.83                 1.24
----------------     ----------------     ----------------     ----------------
        (.38)                (.46)                (.49)                (.51)
          --                 (.02)                (.02)                  --
       (1.89)               (1.51)                (.83)                (.42)
----------------     ----------------     ----------------     ----------------
       (2.27)               (1.99)               (1.34)                (.93)
----------------     ----------------     ----------------     ----------------
    $  17.95             $  17.66             $  17.52             $  15.03
----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------
       15.36%               12.90%               26.90%                8.65%
    $139,374             $123,346             $120,825             $112,800
    $136,690             $122,384             $116,303             $120,122
        1.17%                1.18%                1.21%                1.30%
         .92%                 .93%                 .96%                1.05%
        2.23%                2.49%                3.00%                3.38%
           8%                  20%                  13%                  13%

    See Notes to Financial Statements                                     25

       Global Utility Fund, Inc.
             Financial Highlights Cont'd.

                                                                     Class B
                                                                [ZW]
                                                                [ZW]
------------------
                                                                    Year Ended
                                                                September 30, [ZW]
2000
----------------------------------------------------------------------------------------
                                                                [ZW]
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                   $  17.96
                                                                   ----------
Income from investment operations
Net investment income                                                    0.32(b)
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                        (0.22)
                                                                   ----------
      Total from investment operations                                   0.10
                                                                   ----------
Less distributions
Dividends from net investment income                                    (0.26)
Distributions in excess of net investment income                           --
Distributions from net realized gains                                   (2.17)
                                                                   ----------
      Total distributions                                               (2.43)
                                                                   ----------
Net asset value, end of year                                         $  15.63
                                                                   ----------
                                                                   ----------
TOTAL RETURN(a)                                                         (0.42)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                        $ 66,648
Average net assets (000)                                             $110,769
Ratios to average net assets:
   Expenses, including distribution fees                                 2.01%
   Expenses, excluding distribution fees                                 1.01%
   Net investment income                                                 1.84%

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(b) Calculated based upon weighted average shares outstanding during the year.
    26                                     See Notes to Financial Statements

       Global Utility Fund, Inc.
             Financial Highlights Cont'd.

                                    Class B
-------------------------------------------------------------------------------------
                              Year Ended September 30,
-------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996
-------------------------------------------------------------------------------------
                                                               [ZW]
    $  17.66             $  17.52             $  15.03             $  14.71
----------------     ----------------     ----------------     ----------------
         .27(b)               .32(b)               .37                  .40
        2.16                 1.67                 3.34                  .74
----------------     ----------------     ----------------     ----------------
        2.43                 1.99                 3.71                 1.14
----------------     ----------------     ----------------     ----------------
        (.24)                (.32)                (.37)                (.40)
          --                 (.02)                (.02)                  --
       (1.89)               (1.51)                (.83)                (.42)
----------------     ----------------     ----------------     ----------------
       (2.13)               (1.85)               (1.22)                (.82)
----------------     ----------------     ----------------     ----------------
    $  17.96             $  17.66             $  17.52             $  15.03
----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------
       14.49%               12.06%               25.96%                7.90%
    $132,583             $154,873             $179,270             $187,557
    $154,643             $177,326             $185,693             $210,305
        1.92%                1.93%                1.96%                2.05%
         .92%                 .93%                 .96%                1.05%
        1.48%                1.74%                2.25%                2.62%

    See Notes to Financial Statements                                     27

       Global Utility Fund, Inc.
             Financial Highlights Cont'd.

                                                                     Class C
                                                                [ZW]
------------------
                                                                    Year Ended
                                                                September 30, [ZW]
2000
----------------------------------------------------------------------------------------
                                                                [ZW]
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                    $17.96
                                                                     -------
Income from investment operations
Net investment income                                                   0.31(b)
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                       (0.21)
                                                                     -------
      Total from investment operations                                  0.10
                                                                     -------
Less distributions
Dividends from net investment income                                   (0.26)
Distributions in excess of net investment income                          --
Distributions from net realized gains                                  (2.17)
                                                                     -------
      Total distributions                                              (2.43)
                                                                     -------
Net asset value, end of year                                          $15.63
                                                                     -------
                                                                     -------
TOTAL RETURN(a)                                                        (0.42)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                         $  948
Average net assets (000)                                              $1,130
Ratios to average net assets:
   Expenses, including distribution fees                                2.01%
   Expenses, excluding distribution fees                                1.01%
   Net investment income                                                1.83%

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
(b) Calculated based upon weighted average shares outstanding during the year.
    28                                     See Notes to Financial Statements

       Global Utility Fund, Inc.
             Financial Highlights Cont'd.

                                    Class C
-------------------------------------------------------------------------------------
                              Year Ended September 30,
-------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996
-------------------------------------------------------------------------------------
                                                               [ZW]
    $  17.66             $  17.52             $  15.03             $  14.71
----------------     ----------------     ----------------     ----------------
         .27(b)               .32(b)               .37                  .40
        2.16                 1.67                 3.34                  .74
----------------     ----------------     ----------------     ----------------
        2.43                 1.99                 3.71                 1.14
----------------     ----------------     ----------------     ----------------
        (.24)                (.32)                (.37)                (.40)
          --                 (.02)                (.02)                  --
       (1.89)               (1.51)                (.83)                (.42)
----------------     ----------------     ----------------     ----------------
       (2.13)               (1.85)               (1.22)                (.82)
----------------     ----------------     ----------------     ----------------
    $  17.96             $  17.66             $  17.52             $  15.03
----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------
       14.49%               12.06%               25.96%                7.90%
    $  1,454             $    957             $    760             $    661
    $  1,212             $    969             $    727             $    608
        1.92%                1.93%                1.96%                2.05%
         .92%                 .93%                 .96%                1.05%
        1.50%                1.74%                2.25%                2.66%

    See Notes to Financial Statements                                     29

       Global Utility Fund, Inc.
             Financial Highlights Cont'd.

                                                                     Class Z
                                                                [ZW]
------------------
                                                                    Year Ended
                                                                September 30, [ZW]
2000
----------------------------------------------------------------------------------------
                                                                [ZW]
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $17.97
                                                                     -------
Income from investment operations
Net investment income                                                   0.50(b)
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                       (0.23)
                                                                     -------
      Total from investment operations                                  0.27
                                                                     -------
Less distributions
Dividends from net investment income                                   (0.46)
Distributions in excess of net investment income                          --
Distributions from net realized gains                                  (2.17)
                                                                     -------
      Total distributions                                              (2.63)
                                                                     -------
Net asset value, end of period                                        $15.61
                                                                     -------
                                                                     -------
TOTAL RETURN(a)                                                         0.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $5,208
Average net assets (000)                                              $6,563
Ratios to average net assets:
   Expenses, including distribution fees                                1.01%
   Expenses, excluding distribution fees                                1.01%
   Net investment income                                                2.89%

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(b) Calculated based upon weighted average shares outstanding during the year.
(c) Annualized.
(d) Commencement of offering of Class Z shares.
    30                                     See Notes to Financial Statements

       Global Utility Fund, Inc.
             Financial Highlights Cont'd.

                               Class Z
---------------------------------------------------------------------
      Year Ended September 30,            December 16, 1996(d)
-------------------------------------     through September 30,
      1999                 1998                   1997
---------------------------------------------------------------------
     $17.68               $17.54                 $ 15.02
    -------              -------                 -------
        .45(b)               .50(b)                  .34
       2.16                 1.68                    2.59
    -------              -------                 -------
       2.61                 2.18                    2.93
    -------              -------                 -------
       (.43)                (.50)                   (.34)
         --                 (.03)                   (.07)
      (1.89)               (1.51)                     --
    -------              -------                 -------
      (2.32)               (2.04)                   (.41)
    -------              -------                 -------
     $17.97               $17.68                 $ 17.54
    -------              -------                 -------
    -------              -------                 -------
      15.62%               13.18%                  19.70%
     $6,613               $6,065                 $    53
     $6,847               $4,041                 $    16
        .92%                 .93%                    .96%(c)
        .92%                 .93%                    .96%(c)
       2.47%                2.74%                   3.25%(c)

    See Notes to Financial Statements                                     31

       Global Utility Fund, Inc.
             Report of Independent Accountants

To the Shareholders and Board of Directors of Global Utility Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Utility Fund, Inc. (the 'Fund') at September 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The accompanying financial highlights for the year ended September 30, 1996 were audited by other independent accountants, whose opinion dated November 14, 1996 was unqualified.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
November 22, 2000
    32

       Global Utility Fund, Inc.

             Federal Income Tax Information (Unaudited)

      We are required by the Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end (September 30, 2000) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, we are advising you that during the fiscal year, the Fund paid distributions for Class A shares totaling $2.57 per share, comprised of $.42 per share ordinary income and short-term capital gains which are taxable as ordinary income and $2.15 per share long-term capital gains which are taxable as such. The Fund paid distributions for Class B and Class C shares totaling $2.43 per share, comprised of $.28 per share ordinary income and short-term capital gains which are taxable as ordinary income and $2.15 per share long-term capital gains which are taxable as such. The Fund paid distributions for Class Z shares totaling $2.63 per share, comprised of $.48 of ordinary income and short-term capital gains which are taxable as ordinary income and $2.15 per share long-term capital gains which is taxable as such. Further, we wish to advise you that 76.15% of the ordinary income dividends paid in the fiscal year ended 2000 qualified for the corporate dividend received deduction available to corporate taxpayers. The Fund utilized redemptions as distributions in the amount of $0.87 of long-term capital gains for each class of shares.

      In January 2001, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by you in calendar year 1999.
IMPORTANT NOTICE FOR CERTAIN SHAREHOLDERS

      We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the mutual fund meets certain requirements mandated by the respective state's taxing authorities. We are pleased to report that 1% of the dividends paid by the Global Utility Fund, Inc. qualify for such deduction.

For more detailed information regarding your state and local taxes, you should contact your tax advisor or the state/local taxing authorities.

Global Utility Fund, Inc.

   Class A     Growth of a $10,000 Investment
(GRAPH)

Average Annual Total Returns as of 9/30/00
                       One Year   Five Years   Ten Years   Since Inception
With Sales Charge       -4.74%      11.34%       13.04%        11.83%
Without Sales Charge     0.27%      12.49%       13.62%        12.37%

Past performance is not indicative of future
results. Principal and investment return will
fluctuate so that an investor's shares, when
redeemed, may be worth more or less than their
original cost. The best- and worst-year information
within the graph is designed to give you an idea of
how much the Fund's returns can fluctuate from year
to year by measuring the best and worst calendar
years in terms of total annual return for the ten
year period. The  graph  compares a  $10,000
investment in Global Utility Fund, Inc. (Class A
shares)   with a similar investment in the Morgan
Stanley Capital World Index (the MSCI World Index) by portraying the initial account value at the beginning of the ten-year period of Class A shares, and the account value at the end of the current fiscal year (September 30, 2000), as measured on a quarterly basis, beginning in September 1990 for Class A shares. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested.

The MSCI World Index is an unmanaged, weighted index of performance of approximately 1,500 securities listed on stock exchanges of the U.S., Europe, Canada, Australia, and the Far East. The securities that comprise the MSCI World Index may differ substantially from the securities in the Fund. The MSCI World Index is not the only one that may be used to characterize performance of equity funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

This graph is furnished to you in accordance with SEC regulations.

            www.prudential.com  (800) 225-1852

   Class B     Growth of a $10,000 Investment
(GRAPH)

Average Annual Total Returns as of 9/30/00
                       One Year   Five Years   Ten Years   Since Inception
With Sales Charge       -5.40%      11.54%        N/A          11.49%
Without Sales Charge    -0.42%      11.67%        N/A          11.49%

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The best- and worst-year information within the graph is designed to give you an idea of how much the Fund's returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of the share class. The graph compares a $10,000 investment in the Global Utility Fund, Inc. (Class B shares) with a similar investment in the Morgan Stanley Capital World Index (the MSCI
World Index) by portraying the initial account value at the beginning of the ten-year period of Class B shares, and the account value at the end of the current fiscal year (September 30, 2000), as measured on a quarterly basis, beginning in March
1991 for Class B shares. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class B shares, assuming full redemption on September 30, 2000; (b) all recurring fees (including management fees) were deducted; and
(c) all dividends and distributions were reinvested. Class B shares will automatically convert to Class A shares, on a quarterly basis, beginning approximately seven years after purchase.
This conversion feature is not reflected in the graph.

The MSCI World Index is an unmanaged, weighted index of performance of approximately 1,500 securities listed on stock exchanges of the U.S., Europe, Canada, Australia, and the Far East. The securities that comprise the MSCI World Index may differ substantially from the securities in the Fund. The MSCI World Index is not the only one that may be used to characterize performance of equity funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

This graph is furnished to you in accordance with SEC regulations.

Global Utility Fund, Inc.

   Class C     Growth of a $10,000 Investment
(GRAPH)

Average Annual Total Returns as of 9/30/00
                       One Year   Five Years   Ten Years   Since Inception
With Sales Charge       -2.40%      11.44%        N/A           11.18%
Without Sales Charge    -0.42%      11.67%        N/A           11.36%

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The best- and worst-year information within the graph is designed to give you an idea of how much the Fund's returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of the share class.The graph compares a $10,000 investment in the Global Utility Fund, Inc.
(Class C shares) with a similar investment in the Morgan Stanley Capital World Index (the MSCI World
Index) by portraying the initial account value at the commencement of operations of Class C shares, and the account values at the end of the current fiscal year (September 30, 2000), as measured on a quarterly basis, beginning in August 1994 for Class
C shares. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class C shares; (b) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class C shares, assuming full redemption on September 30, 2000; (c) all recurring fees (including management fees) were deducted; and (d) all dividends and distributions were reinvested.

The MSCI World Index is an unmanaged, weighted index of performance of approximately 1,500 securities listed on stock exchanges of the U.S., Europe, Canada, Australia, and the Far East. The securities that comprise the MSCI World Index may differ substantially from the securities in the Fund. The MSCI World Index is not the only one that may be used to characterize performance of equity funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

This graph is furnished to you in accordance with SEC regulations.

                 www.prudential.com  (800) 225-1852

   Class Z     Growth of a $10,000 Investment
(GRAPH)

Average Annual Total Returns as of 9/30/00
                       One Year   Five Years   Ten Years   Since Inception
With Sales Charge        0.56%       N/A          N/A          12.74%
Without Sales Charge     0.56%       N/A          N/A          12.74%

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The best- and worst-year information within the graph is designed to give you an idea of how much the Fund's returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of the share class.The graph compares a $10,000 investment in the Global Utility Fund, Inc.
(Class Z shares) with a similar investment in the Morgan Stanley Capital World Index (the MSCI World
Index) by portraying the initial account value at the commencement of operations of Class Z shares, and the account value at the end of the current fiscal year (September 20, 2000), as measured on a quarterly basis, beginning in December 1996 for Class Z shares. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.

The MSCI World Index is an unmanaged, weighted index of performance of approximately 1,500 securities listed on stock exchanges of the U.S., Europe, Canada, Australia, and the Far East. The securities that comprise the MSCI World Index may differ substantially from the securities in the Fund. The MSCI World Index is not the only one that may be used to characterize performance of equity funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

This graph is furnished to you in accordance with SEC regulations.

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit Prudential's website at:
http://www.prudential.com

Directors
Eugene C. Dorsey
Saul K. Fenster, Ph.D
Robert F. Gunia
Prof. Maurice F. Holmes
Robert E. LaBlanc
Douglas H. McCorkindale
W. Scott McDonald, Jr.
Thomas T. Mooney
David R. Odenath, Jr.
Judy A. Rice
Stephen Stoneburn
Joseph Weber
Clay T. Whitehead

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
George P. Attisano, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments
   Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Distributor
Prudential Investment
   Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Ave., N.W. Washington, D.C.
20036

Fund Symbols    NASDAQ    CUSIP
  Class A       GLUAX   37936G303
  Class B       GLUBX   37936G204
  Class C       PGUCX   37936G402
  Class Z       PGUZX   37936G501

MF150E

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